Short-term Borrowings and Long-term Debt Schedule of Short-Term Borrowings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Schedule of Short-Term Borrowings [Abstract]
Maximum amount outstanding at any month-end	$ 11,581	$ 13,318	$ 8,740
Average daily short-term borrowings	$ 7,009	$ 8,971	$ 6,007
Weighted-average interest rate	0.50%	0.10%	0.10%